INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities:
Net loss	$ (3,808)	$ (2,882)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,775	5,829
Loss from sale of property and equipment, net	20	67
Share-based compensation expense	1,435	637
Decrease in accrued severance pay and pensions, net	(369)	(504)
Decrease (increase) in trade receivables, net	(4,173)	237
Increase in other accounts receivables and prepaid expenses (including other long-term assets)	(3,056)	(5,872)
Decrease in operating lease right-of-use assets	1,873	2,448
Decrease (increase) in inventory, net of write off	449	(2,046)
Increase in deferred tax asset, net	0	(125)
Increase in trade payables	1,339	2,137
Decrease in other accounts payable and accrued expenses (including other long-term liabilities)	(1,706)	(3,646)
Decrease in operating lease liability	(4,071)	(2,199)
Increase in deferred revenues	1,303	1,307
Net cash used in operating activities	(4,989)	(4,612)
Cash flow from investing activities:
Purchase of property and equipment	(5,368)	(3,931)
Proceeds from sale of property and equipment	0	200
Purchase of intangible assets	(437)	0
Net cash used in investing activities	(5,805)	(3,731)
Cash flow from financing activities:
Proceeds from exercise of stock options	113	3,958
Proceeds from bank credits and loans, net	17,100	6,000
Net cash provided by financing activities	17,213	9,958
Translation adjustments on cash and cash equivalents	94	(46)
Increase in cash and cash equivalents	6,513	1,569
Cash and cash equivalents at the beginning of the period	17,079	27,101
Cash and cash equivalents at the end of the period	23,592	28,670
Supplemental disclosure of cash flow information:
Cash paid for income taxes	728	1,027
Cash paid for interest on bank loans	$ 868	$ 410